Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Long Term Borrowings [Abstract]
Schedule of long-term borrowings
	December 31, 2017	December 31, 2018
Short-term borrowing	28,787	1,870,000
Current portion of long-term borrowings	-	198,852
Long-term borrowings:
Bank loan	454,901	766,592
Loan from joint investor	187,500	401,420
Total	671,188	3,236,864